Intangible assets, net - Amortization expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible Assets
Amortization expense	¥ 2,097	$ 304	¥ 4,110	¥ 4,134
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Long-Lived Assets Held-for-use	Impairment of Long-Lived Assets Held-for-use
Long Ye Information Technology Limited
Intangible Assets
Amortization expense	¥ 2,097		4,128	4,128
Impairment of Intangible Assets, Finite-lived	¥ 15,614		¥ 0	¥ 0